Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Deposits [Abstract]
Summary of Deposits
Deposits at December 31, 2016 and 2015, consisted of the following:

	2016	2015
	(Amounts in thousands)
Demand deposits, noninterest-bearing	$92,535	$52,773
Demand deposits, interest-bearing	37,456	33,407
Money market deposits	134,433	122,264
Savings deposits	181,603	176,282
Time deposits of $250,000 or more	36,643	33,709
Other time deposits	254,795	225,876
Brokered time deposits	51,229	20,899
Total deposits	$788,694	$665,210

Scheduled Maturities of Certificates of Deposit
Scheduled maturities of certificates of deposit at December 31, 2016 are as follows:

Years Ending December 31,	(Amounts in thousands)

2017	$266,724
2018	46,231
2019	15,517
2020	6,706
2021	7,469
Thereafter	20
Total	$342,667